Investment (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Net income	R$ 3,153,881	R$ 2,837,422	R$ 1,670,755
Amount of investment	R$ 1,368,286	R$ 1,450,812
I-Systems [member]
IfrsStatementLineItems [Line Items]
Number of share held	1,794,287,995	1,794,287,995
Interest in total capital	49.00%	49.00%
Subsidiary shareholders equity	R$ 1,379,030	R$ 1,385,241
Net income	(167,145)	(182,255)
Amount of investment	R$ 1,368,286	R$ 1,450,812